Interim Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2022	Jan. 31, 2021
Interest income1 (Note 19)
Loans	[1]	$ 6,011	$ 6,190
Securities
Interest	[1]	1,011	949
Dividends	[1]	431	395
Deposits with banks	[1]	69	76
Total interest income	[1]	7,522	7,610
Interest expense (Note 19)
Deposits		776	1,131
Securitization liabilities		102	76
Subordinated notes and debentures		97	94
Other		245	279
Total interest expense		1,220	1,580
Net interest income		6,302	6,030
Non-interest income
Investment and securities services		1,604	1,510
Credit fees		400	358
Trading income (loss)		114	272
Service charges		733	643
Card services		707	595
Insurance revenue		1,317	1,228
Other income (loss)		104	176
Total non-interest income		4,979	4,782
Total revenue		11,281	10,812
Provision for (recovery of) credit losses (Note 6)		72	313
Insurance claims and related expenses		756	780
Non-interest expenses
Salaries and employee benefits		3,278	3,156
Occupancy, including depreciation		400	545
Technology and equipment, including depreciation		444	404
Amortization of other intangibles		160	180
Communication and marketing		287	267
Brokerage-related and sub-advisory fees		113	98
Professional, advisory and outside services		440	313
Other		845	821
Total non-interest expenses		5,967	5,784
Income before income taxes and share of net income from investment in Schwab		4,486	3,935
Provision for (recovery of) income taxes		984	827
Net income		3,733	3,277
Dividend		43	65
Net income available to common shareholders		$ 3,690	$ 3,212
Earnings per share (Canadian dollars) (Note 16)
Basic		$ 2.03	$ 1.77
Diluted		2.02	1.77
Dividends per common share (Canadian dollars)		$ 0.89	$ 0.79
Schwab [Member]
Non-interest expenses
Share of net income from investment in Schwab (Note 7)		$ 231	$ 169

[1]	Includes $6,623 million and $6,788 million, for the three months ended January 31, 2022 and January 31, 2021, respectively, which have been calculated based on the effective interest rate method (EIRM).